Revenue Recognition - Schedule of Disaggregated Revenue by Product And Services (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation Of Revenue [Line Items]
Total revenues	$ 21,335	$ 14,278
Product Sales and Rentals
Disaggregation Of Revenue [Line Items]
Total revenues	3,801	6,854
Services
Disaggregation Of Revenue [Line Items]
Total revenues	5,522	5,556
License, Royalty and Other
Disaggregation Of Revenue [Line Items]
Total revenues	$ 12,012	$ 1,868